Approval Of Financial Statements	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Approval Of Financial Statements
35.	APPROVAL OF FINANCIAL STATEMENTS
The Company’s financial statements were approved by the Board of Directors and authorized for issue at the meeting held on May 6, 2020.